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                                THE HERITAGE WEST
                              PREFERRED SECURITIES
                                   INCOME FUND





                               SEMI-ANNUAL REPORT

                                NOVEMBER 30, 1999

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

Dear Shareholders:

     The Heritage West Preferred Securities Income Fund has seen its holdings undergo extreme volatility during the half year of operation ending November 30, 1999. The Fund's total return declined 7.32% inclusive of dividends and excluding sales charges. Rising interest rates were primarily responsible for the decline. While most traditional fixed income funds experienced poor or negative total returns for the period, the less volatile nature of preferred securities in general, helped to offset the sharp rise in interest rates.

     Virtually every security in the Fund experienced a sharp drop in share price during the June through November period. The most extreme share price declines were attributed to the highest quality issues. Higher quality, lower yielding securities tend to be more sensitive to changes in interest rates due to competition for capital. Investors tend to sell their lowest yielding instruments more readily to seek out higher yields. Volatile common stock share prices may have also contributed to increased uncertainty about the general direction of the economy causing declines in share prices throughout the quality spectrum.

     Since declining preferred share prices affected the entire quality spectrum, the Advisor has focused its recent purchases on those securities that are most undervalued relative to their quality peer group regardless of the specific quality rating. This has led to the purchase of several moderate quality issues (B and BB, as rated by S&P) with yields in excess of 14.00%. It is the Advisor's belief that these issues will not only provide a high level of income to the Fund, but also represent an opportunity for capital appreciation so long as the general economy neither melts down (detrimental to real estate issues) nor overheats, precipitating higher interest rates (detrimental to higher quality issues).

     The Advisor feels that the interest rate environment will remain relatively stable for the next several quarters since the market has anticipated one or two rate hikes on the part of the Federal Reserve and the Fed has a tendency to avoid election season adjustments. This should begin to ease the volatile swings in preferred share prices and allow the Advisor to continue its basic strategy of dividend captures. Since the current economic climate is generally considered a favorable one for common stock share prices, the Advisor will seek to add a few additional convertible preferred securities to the Fund's portfolio.

     Thank you for your continued support of the Fund.

Sincerely,


/s/ Craig O. Jolly

Craig O. Jolly
Portfolio Manager

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


INVESTMENT PORTFOLIO AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares   PREFERRED STOCKS: 98.04%                                   Market Value
--------------------------------------------------------------------------------
         AUTOMOTIVE - DIVERSIFIED: 0.85%
 2,000   Ford Motor Company Series B Cumulative Depositary
           Shares................................................   $    54,750
                                                                    -----------
         BANKING - DIVERSIFIED: 9.11%
 5,000   California Federal Preferred Capital Corporation
           Class A...............................................       114,375
 5,000   Nationsbank Capital Trust - 7.84% Preferred Securities
           due 12/31/26..........................................       117,808
 7,000   The Bank of New York Company, Inc. Capital Trust
           III - 7.05% Preferred Securities due 3/1/28...........       146,562
 7,600   The Chase Manhattan Corporation Preferred Securities....       209,475
                                                                    -----------
                                                                        588,220
                                                                    -----------
         BANKING - SPECIALTY - INTERNATIONAL FINANCIAL SERVICES: 4.04%
10,000   Barclays Bank PLC, Series D American Depositary
           Receipt...............................................       260,625
                                                                    -----------
         ENTERTAINMENT - SPECIALTY -TV & RADIO PROGRAMMING: 1.67%
 3,000   Sinclair Broadcast Group, Incorporated - 6.00%
           Convertible Perpetual Preferred.......................       108,000
                                                                    -----------
         ENTERTAINMENT - SPECIALTY -TV PRODUCTION, PROGRAMMING,
           BROADCASTING: 1.05%
 3,000   Carlton Communications PLC - 8.00% Preferred
           Securities............................................        67,688
                                                                    -----------
         FINANCIAL SERVICES - DIVERSIFIED: 6.77%
10,000   American Express Company Capital Trust I - 7.00%
           Quarterly Income Preferred Securities due 7/16/28.....       213,125
 5,000   Citicorp - 8.40% Cumulative Preferred Securities........       132,813
 1,000   Hartford Capital Trust II - 8.35% Quarterly Income
           Preferred Securities due 10/30/26.....................        24,250
 3,000   ITT Hartford Group, Incorporated Capital Trust I - 7.70%
           Quarterly Income Preferred Securities due 2/28/16.....        66,562
                                                                    -----------
                                                                        436,750
                                                                    -----------

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
         FINANCIAL SERVICES - SPECIALTY - SECURITIES BROKERAGE: 9.16%
 5,000   Merrill Lynch & Company, Incorporated Capital Trust IV -
           7.12% Trust Originated Preferred Securities...........   $   107,500
 5,000   Morgan Stanley Dean Witter & Company France PLC - 9.00%
           Preferred Securities due 2/28/15......................       125,313
 7,000   Morgan Stanley Dean Witter Capital Trust - 7.10%
           Preferred Securities due 2/28/38......................       147,438
 3,900   National Rural Utilities Cooperative Finance
           Corporation - 7.65% Quarterly Income Capital
           Securities due 9/15/46................................        90,675
 5,000   National Rural Utilities Cooperative Finance
           Corporation - 8.00% Quarterly Income Capital
           Securities due 12/31/45...............................       120,313
                                                                    -----------
                                                                        591,239
                                                                    -----------
         FOOD - DIVERSIFIED: 7.05%
10,600   ConAgra Capital LC - Series B Cumulative Preferred
           Securities due 6/30/43................................       193,450
10,000   Grand Metropolitan PLC - 9.42% Preferred Securities.....       261,875
                                                                    -----------
                                                                        455,325
                                                                    -----------
         FOOD - SPECIALTY - BEVERAGE: 1.71%
 4,500   Cadbury Schweppes PLC - 8.63% Cumulative Preferred
           Securities............................................       110,531
                                                                    -----------
         FOOD - SPECIALTY - FAST FOOD: 1.87%
 5,000   McDonalds Corporation - 7.50% Subordinated Deferrable
           Interest Debentures due 1/2/37........................       120,938
                                                                    -----------
         INSURANCE - DIVERSIFIED: 5.88%
12,000   Acceptance Insurance Company, Inc. Capital Trust - 9.00%
           Preferred Securities due 9/30/27......................       131,250
10,000   Allstate Finacial Corp. - 7.95% Series A Quarterly
           Income Preferred Securities due 12/31/26..............       233,750
   600   Travelers Aetna Property Casualty Capital Trust II -
           8.00% Preferred Securities due 5/15/36................        14,438
                                                                    -----------
                                                                        379,438
                                                                    -----------
         INSURANCE - SPECIALTY - LONG TERM DISABILITY: 1.81%
 5,000   UNUM Corporation - 8.80% Series A Monthly Income Debt
           Securities............................................       116,875
                                                                    -----------

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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


INVESTMENT PORTFOLIO AT NOVEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
         INSURANCE - SPECIALTY - MUNICIPAL BOND: 8.37%
10,000   Ambac Financial Group, Inc. - 7.08% Debentures due
           3/31/98...............................................   $   214,375
14,500   Financial Security Assurance - 7.38% Preferred
           Securities due 9/30/97................................       326,250
                                                                    -----------
                                                                        540,625
                                                                    -----------
         REAL ESTATE - DIVERSIFIED: 0.58%
 2,000   Colonial Properties Trust - 8.75% Preferred Securities..        37,500
                                                                    -----------
         REAL ESTATE - SPECIALTY - APARTMENTS: 0.78%
 2,700   United Dominion Realty Trust, Inc - 8.60% Series B
           Cumulative Redeemable Preferred Securities............        50,625
                                                                    -----------
         REAL ESTATE - SPECIALTY - HEALTH CARE: 3.87%
15,100   G&L Realty Corporation - 10.25% Series A Preferred
           Securities............................................       247,263
   200   Omega Healthcare Investors, Incorporated - Series A
           Preferred Securities..................................         2,750
                                                                    -----------
                                                                        250,013
                                                                    -----------
         REAL ESTATE - SPECIALTY - INDUSTRIAL, OFFICE: 1.57%
 5,000   Liberty Property Trust - Series A Cumulative Preferred
           Securities............................................       101,250
                                                                    -----------
         REAL ESTATE - SPECIALTY - MOTEL: 6.06%
 6,500   Cendant Corporation - 7.50% Convertible Preferred Income
           PRIDES................................................       173,875
13,950   Equity Inns, Inc. - 9.50% Series A Cumulative Preferred
           Securities............................................       217,097
                                                                    -----------
                                                                        390,972
                                                                    -----------
         REAL ESTATE - DIVERSIFIED: 3.37%
13,000   Associates Estates Realty Corp. - 9.75% Depositary
           Shares................................................       217,750
                                                                    -----------
         RETAIL - GENERAL MERCHANDISE: 1.37%
 5,000   Dillards Capital Trust I - 7.50% Preferred Securities
           due 8/1/38............................................        88,125
                                                                    -----------
         TELECOMMUNICATIONS - DIVERSIFIED: 0.64%
 1,800   Pacific Telesis Financing I - 7.56% Trust Originated
           Preferred Securities..................................        41,625
                                                                    -----------

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

--------------------------------------------------------------------------------
Shares                                                              Market Value
--------------------------------------------------------------------------------
         UTILITY - DIVERSIFIED: 7.18%
 7,000   Baltimore Gas & Electric Capital Trust I - 7.16% Trust
           Originated Preferred Securities due 6/30/38...........   $   148,750
 1,000   Duke Capital Financing Trust II - 7.38% Cumulative
           Quarterly Income Preferred Securities due 3/31/38.....        21,688
 8,000   Duke Energy Capital Trust I - 7.20% Cumulative Quarterly
           Income Preferred Securities due 9/30/37...............       173,500
 5,000   Northern States Power Financial Trust I - 7.88% Trust
           Originated Preferred Securities due 1/31/37...........       119,375
                                                                    -----------
                                                                        463,313
                                                                    -----------
         UTILITY - SPECIALTY - ELECTRIC: 13.27%
 2,900   Alabama Power Co. - 7.00% Senior Notes due 3/31/48......        58,986
 5,500   Alabama Power Co. - 7.00% Series B due 12/31/47.........       116,531
 4,700   Consolidated Edison Company of New York - 7.75%
           Quarterly Income Capital Securities due 3/31/31.......       104,575
 4,800   Potomac Electric Power Company - 7.38% Trust Originated
           Preferred Securities due 6/1/38.......................       105,600
   100   Southern California Edison Company - 4.78% Series
           Cumulative Preferred..................................         1,688
15,000   Southern Company Capital Trust IV - 7.13% Trust
           Originated Preferred Securities due 6/30/28...........       318,750
 7,000   Virginia Electric and  Power Company - 7.15% Series A
           due 6/30/28...........................................       150,500
                                                                    -----------
                                                                        856,630
                                                                    -----------
         Total Common Stocks (cost $7,167,648): 98.03%...........     6,328,807
         Other Assets less Liabilities: 1.97%....................       127,140
                                                                    -----------
         Total Net Assets: 100%..................................   $ 6,455,947
                                                                    ===========

See Notes to Financial Statements.

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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


STATEMENT OF ASSETS AND LIABILITIES AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
    (Identified cost $7,167,648).................................   $ 6,328,807
  Cash...........................................................        94,990
  Receivables
    Due from advisor for expense reimbursement...................        10,738
    Dividends and interest.......................................        24,666
  Deferred Organization Cost.....................................        24,930
  Prepaid expenses ..............................................        14,896
                                                                    -----------
      Total assets...............................................     6,499,027
                                                                    -----------
LIABILITIES
  Payables
    Advisory fees................................................        11,335
    Administration fees..........................................         2,311
  Accrued expenses...............................................        29,434
                                                                    -----------
      Total liabilities..........................................        43,080
                                                                    -----------
NET ASSETS.......................................................   $ 6,455,947
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE
  $6,455,947 / 598,823 shares outstanding;
  unlimited number of shares (par value $0.01) authorized........   $     10.78
                                                                    ===========
OFFERING PRICE PER SHARE ($10.78/.955)...........................   $     11.29
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $ 7,266,916
  Accumulated net realized gain on investments...................        27,872
  Net unrealized depreciation on investments ....................      (838,841)
                                                                    -----------
      Net assets.................................................   $ 6,455,947
                                                                    ===========

See Notes to Financial Statements.

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

STATEMENT OF OPERATIONS
FOR THE JUNE 1, 1999 THROUGH NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends....................................................   $   276,977
                                                                    -----------
      Total income...............................................       276,977
                                                                    -----------
  Expenses
    Advisory fees................................................        33,185
    Administration fees..........................................        15,041
    Custodian and fund accounting fees...........................         8,273
    Professional fees............................................        14,262
    Transfer agent fees..........................................         8,023
    Registration fees............................................         5,626
    Reports to shareholders......................................         3,510
    Amortization of deferred organization costs..................         3,510
    Trustees' fees...............................................         1,254
    Other .......................................................         2,006
    Insurance expense............................................           894
                                                                    -----------
      Total expenses.............................................        95,584
      Less, advisory fee waiver and absorption (Note 3)..........       (29,041)
                                                                    -----------
      Net expenses...............................................        66,543
                                                                    -----------
        NET INVESTMENT INCOME ...................................       210,434
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions...................         2,087
  Net change in unrealized depreciation on investments...........      (769,365)
                                                                    -----------
    Net realized and unrealized loss on investments..............      (767,278)
                                                                    -----------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....   $  (556,844)
                                                                    ===========

See Notes to Financial Statements.

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                       June 1, 1999      June 24, 1998*
                                                                         through             through
                                                                    November 30, 1999**   May 31, 1998
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income............................................     $  210,434           $ 299,373
  Net realized gain from security transactions.....................          2,087             144,221
  Net change in unrealized depreciation on investments.............       (769,365)            (69,476)
                                                                        ----------          ----------
    NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       (556,844)            374,118
                                                                        ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income............................................       (280,920)           (347,323)
                                                                        ----------          ----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a)......................................      1,043,909           6,223,007
                                                                        ----------          ----------
  TOTAL INCREASE IN NET ASSETS.....................................     $  206,145          $6,249,802
                                                                        ==========          ==========
NET ASSETS
Beginning of period................................................      6,249,802                  --
                                                                        ----------          ----------
END OF PERIOD......................................................     $6,455,947          $6,249,802
                                                                        ==========          ==========

(a) A summary of capital shares transactions is as follows:

                                                       June 1, 1999                June 24, 1998*
                                                         through                      through
                                                    November 30, 1999**             May 31, 1999
                                                  ------------------------    ------------------------
                                                    Shares        Value         Shares        Value
                                                  ----------    ----------    ----------    ----------
Shares sold ....................................      86,836    $1,033,133       509,573    $6,200,974
Shares issued in reinvestment of distributions..      16,035       186,342        15,635       188,948
Shares redeemed.................................     (15,564)     (175,566)      (13,692)     (166,915)
                                                  ----------    ----------    ----------    ----------
Net increase....................................      87,307    $1,043,909       511,516    $6,223,007
                                                  ==========    ==========    ==========    ==========

*  Commencement of Operations.
** Unaudited.

See Notes to Financial Statements.

8
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------
                                                              June 1, 1999       June 24, 1998*
                                                                 through            through
                                                            November 30, 1999**   May 31, 1999
----------------------------------------------------------------------------------------------
Net asset value, beginning of period......................      $    12.22         $    12.25
                                                                ----------         ----------
Income from investment operations:
  Net investment income...................................            0.49               0.83
  Net realized and unrealized (loss) gain on investments..           (1.33)              0.06
                                                                ----------         ----------
Total from investment operations..........................           (0.84)              0.89

Less dividends and distributions:
  From net investment income..............................           (0.60)             (0.92)
                                                                ----------         ----------
Net asset value, end of period............................      $    10.78         $    12.22
                                                                ==========         ==========
Total return..............................................           (7.32)%+            7.63%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).....................      $    6,456         $    6,250

Ratio of expenses to average net assets:
  Before expense reimbursement............................            2.87%++            3.82%++
  After expense reimbursement.............................            2.00%++            1.98%++

Ratio of net investment income to average net assets:
  After expense reimbursement.............................            6.32%++            7.48%++

Portfolio turnover rate...................................           38.94%            253.59%

*  Commencement of operations.
** Unaudited.
+  Does not include sales load and is not annualized.
++ Annualized.

See Notes to Financial Statements.

                                                                               9
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


NOTES TO FINANCIAL STATEMENTS AT NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Heritage West Preferred Securities Income Fund, formerly The Heritage West Dividend Capture Income Fund, (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 24, 1998. The objective of the Fund is to achieve a high rate of current income by primarily buying and selling preferred securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded on the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

10
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended November 30, 1999, Heritage West Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of the Fund. For the period ended November 30, 1999, the Fund incurred $33,185 in Advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial sixth and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended November 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $29,041; no amounts were reimbursed to the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     Heritage West Securities (the  "Distributor")  acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Advisor.

     Certain officers of the Fund are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended November 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,537,325 and $2,347,101, respectively.

                                                                              11
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


CHANGE IN INDEPENDENT ACCOUNTANT
--------------------------------------------------------------------------------

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

Since this change occurred during the Funds initial year of operation McGladrey did not report on the Fund's financial statements.

The report of McGladrey on the financial statements of the Fund during the last fiscal year contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

On September 10, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                     ADVISOR
                           Heritage West Advisers, LLC
                           7373 North Scottsdale Road
                                   Suite D-201
                            Scottsdale, Arizona 85253

                                   DISTRIBUTOR
                         Heritage West Securities, Inc.
                           7373 North Scottsdale Road
                                   Suite D-201
                            Scottsdale, Arizona 85253

                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104